Net Income Per Share - Additional Information (Detail)	0 Months Ended			12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2014	May 31, 2013	May 31, 2012
Earnings Per Share [Abstract]
Treasury shares remain for future issuance				620,721	1,683,400	0
Treasury shares excluded in computing basic and diluted net income per share				620,721	1,683,400	0
Employee stock options excluded from the dilutive share calculation	0	2,169,000	3,060,000